Notes Related to the Consolidated Statements of Financial Position - Additional Information (Details) € / shares in Units, € in Thousands		1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 24, 2020 tranch shares	Dec. 22, 2020 EUR (€) tranch	Nov. 30, 2020 EUR (€) loan	Jul. 31, 2019 EUR (€)	Aug. 24, 2020 EUR (€) tranch	Dec. 22, 2020 EUR (€) tranch	Dec. 31, 2020 EUR (€) tranch € / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 07, 2020 EUR (€)	Nov. 17, 2020 EUR (€)	Jul. 06, 2020 EUR (€)	Feb. 29, 2020 EUR (€)	Jan. 01, 2019	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 EUR (€)
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets under construction									€ 1,596
Impairment loss recognised in profit or loss, intangible assets other than goodwill									1,036
Property, plant and equipment held under finance leases									37
Increase in net value right of use				€ 4,121
Impact in net value right of use due to relocation				€ 4,026
Decrease in net value right of use								€ 339
Value added tax receivables							€ 635	942	949
Credit notes receivable							185	570	863
Prepaid expenses							793	2,188	4,461
Term deposits							€ 10,098	€ 5,107	€ 16,000
Number of shares fully paid up (in shares) | shares							20,057,562	17,940,035	17,940,035	17,937,559
Nominal value (in euro per share) | € / shares							€ 0.10
Convertible notes							€ 2,169
Conversion of convertible notes ("OCA") (in shares) | shares							437,128	0	0
Number of borrowings received (in loan) | loan			2
Expense relating to short-term leases							€ 0	€ 227
Expense relating to leases of low-value assets							31	33
Hospital costs accruals							10,770	4,047	€ 112
Asparaginase
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Prepaid expenses							0	1,295	3,180
France
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Average marginal borrowing rate															1.40%
United States
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Average marginal borrowing rate															3.80%
Societe Generale
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity										36 months
Unsecured bank loans received										€ 1,900
Interest rate			0.25%							0.40%
Secured bank loans received			€ 5,000
Percentage of state-guaranteed loan			0.90
BPI France
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Interest rate			1.67%
Secured bank loans received			€ 5,000
Percentage of state-guaranteed loan			0.90
Tedac project
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance granted by BPI France							4,895
Conditional advance received							2,979							€ 2,979		€ 1,119	€ 63
Repayment upon achieving cumulative sales							€ 5,281
Percentage of annuity equal to income generated through the sale of intellectual property rights							50.00%
Conditional advance repayment limit							€ 5,281
Tedac project | June thirty of first year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							500
Tedac project | June thirty of second year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							750
Tedac project | June thirty of third year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							1,500
Tedac project | June thirty of fourth year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							2,531
Tedac project | Second phase
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance repayment limit							15,000
Amount upon achieving cumulative sales							€ 60,000
Percentage of payment through sales generated by the products developed within the project							2.50%
Conditional advance repayment term							5 years
Bottom of range | BPI France
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity			1 year
Bottom of range | Tedac project
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Condition of repayment: amount of cumulative sales							€ 10,000
Top of range | Societe Generale
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity			5 years
European High Growth Opportunities Fund
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of warrant notes issued for no consideration (in shares) | shares	1,200
Number of tranches of convertible notes | tranch	2
Number of warrants (in shares) | shares							168,350
Number of tranches of borrowings issued | tranch						5
Convertible notes							€ 15,000
Number of tranches of borrowings issued, investor call | tranch							2
Number of convertible notes (in shares) | shares							300
Number of convertible notes converted (in shares) | shares							252
Conversion of convertible notes ("OCA") (in shares) | shares							2,094,704
Number of convertible notes outstanding (in shares) | shares							48
Number of warrants attached to convertible notes outstanding (in shares) | shares							168,350
European High Growth Opportunities Fund | Tranche one
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes													€ 3,000
European High Growth Opportunities Fund | Tranche two
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes					€ 3,000
European High Growth Opportunities Fund | Tranche three
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes												€ 3,000
European High Growth Opportunities Fund | Tranche four
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes											€ 3,000
European High Growth Opportunities Fund | Tranche five
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes		€ 3,000				€ 3,000
European High Growth Opportunities Fund | Market capitalisation below the specified threshold
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of convertible notes (in shares) | shares							30
Number of warrants (in shares) | shares							16,835
Market capitalisation to be maintained							€ 50,000
Number of consecutive trading days for the market capitalisation to be maintained							20 days
European High Growth Opportunities Fund | Market capitalisation above the specified threshold
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of convertible notes (in shares) | shares							60
Number of warrants (in shares) | shares							33,670
Derivatives | European High Growth Opportunities Fund
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of tranches of convertible notes | tranch					2
Number of tranches of borrowings issued, investor call | tranch		3
Derivatives | European High Growth Opportunities Fund | Tranche one
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes												€ 3,000	€ 3,000
Derivatives | European High Growth Opportunities Fund | Tranche two
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes					€ 3,000						€ 3,000
Derivatives | European High Growth Opportunities Fund | Tranche three
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes		€ 3,000				€ 3,000
Convertible notes | European High Growth Opportunities Fund
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Notional amount							€ 50
Percentage of volume weighted average price of shares							98.00%
Borrowings maturity							12 months
Number of consecutive trading days taken into account in the determination of the conversion price							3 days
Maximum number of shares issuable on conversion of warrants | shares							10,000,000
Convertible notes | European High Growth Opportunities Fund | Volume weighted average price, three days prior to the conversion date
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Percentage of volume weighted average price of shares							95.00%
Convertible notes | European High Growth Opportunities Fund | Volume weighted average price, three trading sessions prior to the conversion date
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Percentage of volume weighted average price of shares							80.00%
Warrants | European High Growth Opportunities Fund
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Share subscription warrants term							5 years
Number of shares subscribed per warrant (in shares) | shares							1
Exercise price as a percentage of volume weighted average share price							120.00%
Number of consecutive trading days taken into account in the determination of the exercise price							15 days
Exercise price of share subscription of warrants (in euro per share) | € / shares							€ 8.91
Financial liabilities at amortised cost, category | European High Growth Opportunities Fund | Issued In 2020
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Average effective interest rate							14.70%
Average borrowing maturity							2 months
Term deposits one
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits							€ 10,000	5,000	11,000
Term deposits two
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits									5,000
Convertible to cash
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits							€ 100	100
General equipment, fixtures and fittings
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized									13,400
Fixtures and Fittings Princeton
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized								10,600	11,900
Fixtures and Fittings Lyon
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized								€ 700	€ 1,200